Accounts Receivable, Sales and Allowances - Trade accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total trade accounts receivable, net	$ 3,149	$ 794
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Invoice payment due period	30 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Invoice payment due period	60 days
Commercial rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	$ (4)	(7)
Discounts and allowances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	(1)	(2)
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	196	262
Royalty accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	55	45
Other receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	$ 2,903	$ 496